Share-Based Compensation - Schedule of Fair Value of Stock Options Determined Using the Black-Scholes Option-Pricing Model (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of Stock Options Determined Using the Black-Scholes Option-Pricing Model [Abstract]
Expected volatility	77.75%	69.77%	65.30%
Risk-free interest rate	4.45%	4.43%	3.86%
Probability weighted time to exit	6 years 3 months	6 years	6 years
Expected dividend yield